Employee Benefits (Actuarial Assumptions) (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discount rate as at the end of the year [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	4.90%	4.70%	2.10%
Future salary increases [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	3.60%	3.90%	3.90%
Future pension increase [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	2.60%	2.80%	2.30%